CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,534,304	$ 512,426	¥ 6,477,636
Restricted cash	7,860	1,140	58,200
Accounts receivable, net	58,782	8,523	38,605
Receivables from online payment platforms	151,922	22,027	171,562
Inventories	1,206,467	174,921	593,340
Prepaid expenses and other current assets, net	1,077,719	156,256	1,044,007
Total current assets	6,037,054	875,293	8,383,350
Non-current assets:
Property and equipment, net	1,867,378	270,744	1,805,101
Restricted cash	35,755	5,184	19,438
Other non-current assets, net	327,744	47,518	163,926
Deferred tax assets, net	208,469	30,225	702,941
Operating lease right-of-use assets	2,003,997	290,552	1,237,734
Total non-current assets	4,443,343	644,223	3,929,140
Total assets	10,480,397	1,519,516	12,312,490
Current liabilities:
Accounts payable	441,376	63,994	293,700
Accrued expenses and other current liabilities	1,375,425	199,418	1,322,006
Deferred revenues	97,366	14,117	96,212
Convertible senior notes			2,931,396
Payable for equity litigants settlement	33,796	4,900	1,350,257
Operating lease liabilities	880,873	127,715	598,062
Total current liabilities	2,828,836	410,144	6,591,633
Non-current liabilities:
Operating lease liabilities	1,024,274	148,506	575,060
Total non-current liabilities	1,024,274	148,506	575,060
Total liabilities	3,853,110	558,650	7,166,693
Commitments and contingencies
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	1,578,040	228,794	1,514,660
Shareholders' equity:
Additional paid-in capital	16,037,406	2,325,205	15,037,992
Statutory reserves	35,657	5,170	2,617
Accumulated deficits	(11,421,145)	(1,655,910)	(11,876,351)
Accumulated other comprehensive income	397,304	57,604	466,856
Total Company's ordinary shareholders' equity	5,049,247	732,072	3,631,137
Total liabilities, mezzanine equity and shareholders' equity	10,480,397	1,519,516	12,312,490
Common Class A [Member]
Shareholders' equity:
Ordinary shares	23	3	21
Common Class B [Member]
Shareholders' equity:
Ordinary shares	2	0	2
Convertible Preferred Stock [Member]
Mezzanine equity:
Convertible senior preferred shares (US$0.000002 par value; 307,692,307 and 307,692,307 shares authorized as of December 31, 2021 and 2022, respectively; 295,384,615 and 307,692,307 issued and outstanding as of December 31, 2021 and 2022, respectively)	¥ 1,578,040	$ 228,794	¥ 1,514,660